Segment Reporting - Segment Reporting Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Segment Reporting Information [Line Items]
Voyage revenues	$ 98,608	$ 101,323	$ 195,934	$ 202,813
Voyage expenses	(373)	(1,167)	(691)	(2,500)
Vessel operating expenses	(24,102)	(24,320)	(45,736)	(48,576)
Depreciation and amortization	(23,209)	(23,530)	(46,778)	(47,640)
General and administrative	(7,068)	(6,254)	(13,776)	(12,662)
Income from vessel operations	43,856	46,052	88,953	91,435
Equity income	29,002	32,924	47,060	53,297
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	77,466	77,602	153,400	152,566
Voyage expenses		(705)		(1,528)
Vessel operating expenses	(16,127)	(14,746)	(30,433)	(29,460)
Depreciation and amortization	(18,004)	(17,888)	(36,310)	(36,001)
General and administrative	(5,514)	(4,460)	(10,839)	(9,208)
Income from vessel operations	37,821	39,803	75,818	76,369
Equity income	29,002	32,924	47,060	53,297
Conventional Tanker Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	21,142	23,721	42,534	50,247
Voyage expenses	(373)	(462)	(691)	(972)
Vessel operating expenses	(7,975)	(9,574)	(15,303)	(19,116)
Depreciation and amortization	(5,205)	(5,642)	(10,468)	(11,639)
General and administrative	(1,554)	(1,794)	(2,937)	(3,454)
Income from vessel operations	$ 6,035	$ 6,249	$ 13,135	$ 15,066